Note 14 - Investments in non-consolidated companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Value	$ 1,543,657	$ 1,608,804	$ 1,540,646
Proportion of ownership interest in subsidiary	50.00%
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Value	$ 1,377,900
Ternium S.A. [member] | LUXEMBOURG
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	11.46%	11.46%
Value	$ 1,377,911	$ 1,430,616
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	3.96%
Value	$ 102,800
Usiminas [member] | Brazil
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	3.96%	3.96%
Value	$ 102,812	$ 123,654
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	22.00%	22.00%
Value	$ 59,782	$ 53,556
Other [member]
Disclosure of unconsolidated structured entities [line items]
Value	$ 3,152	$ 978